Letter from the President

Dear Fellow Touchstone Contract Owner:

As evidenced by the performance reflected in this semi-annual report, a robust domestic economy and healing economies abroad marked the first six months of 1999. Among the forces influencing the investment climate were modest price inflation overall, strong corporate earnings, continued consumer confidence and accelerating recoveries in many regions of the world, despite rising oil prices. Expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury bond downward and were fulfilled by a hike in the federal funds rate of 1/4 of 1 percent on June 30.

Historical trends show that the performance of investment sectors and styles runs in cycles. The cycles of different sector and style classes often move in opposite directions and alternately lead and lag one another. When one is up, the other is flat or down, and vice versa. We require that our managers possess the experience to stay the course through these cycles and the expertise to take advantage of the various opportunities presented over the course of these cycles. In the first six months of 1999, some sectors and styles that lagged in 1998 have exhibited a resurgence in performance and a subsequent return to favor. Small capitalization stocks and value stocks have been among the leading examples. The performance of a number of Touchstone's investment options reflect that rebound. Please see the following pages for details.

Enhanced Investment Options

Because we feel strongly that a wise investor needs to maintain a good mix of differing styles of funds, we were proud to introduce 10 new investment options to our Touchstone variable annuity products effective May 17. The managers of these new options from AIM Advisors, Inc., Fred Alger Management, Inc., MFS(R) Investment Management, Pacific Investment Management Co., Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. offer you a wider array of choices and additional opportunity for diversification within your Touchstone contract.* Please call Touchstone at 800.669.2796 to confirm the availability of these options in your state. As always, please read a current prospectus carefully before investing or sending money.

Year 2000 Readiness

We have now passed the mid-point of 1999. We are confident that January 1, 2000, will be like any other day when it comes to providing Touchstone contract owners prompt and reliable service. We are taking every step to assure the readiness of our computer systems for Year 2000. Even though we don't expect any problems, as is our usual practice, we will have backup of all critical information on December 31, 1999.

I'd like to take this opportunity to thank you for your investment in Touchstone Variable Annuities.1 We appreciate your continued confidence and pledge every effort to continue to merit your trust.

Sincerely,



[SIGNATURE HERE]



Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities

 * This is a two-part semi-annual report. For those who have not selected the AIM, Alger, MFS, and PIMCO options but would like to receive financial information for these new investment options, please call Touchstone at 800.669.2796.

1 Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. The Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call 800.669.2796. Please read the prospectus carefully before investing or sending money.

Notes

  Western-Southern Life Assurance Company
  Separate Account 2


Statement of Net Assets
                                                       June 30, 1999 (unaudited)



Assets:
   Investments at current market value:
   AIM Variable Insurance Funds, Inc.
      AIM V.I. Growth Fund                                            (    4 shares, cost $       100  )            $      104
      AIM V.I. Government Securities Fund                             (    9 shares, cost $       100  )                    99
   The Alger American Fund
      Alger American Small Capitalization Portfolio                   (    2 shares, cost $       100  )                   109
      Alger American Growth Portfolio                                 (  254 shares, cost $    13,230  )                14,181
   MFS Variable Insurance Trust
      MFS VIT Emerging Growth Series                                  (    4 shares, cost $       100  )                   106
      MFS VIT Growth with Income Series                               (    5 shares, cost $       100  )                   103
   PIMCO Variable Insurance Trust
      PIMCO Long-Term U.S. Gov't. Bond Portfolio                      (   10 shares, cost $       100  )                    99
   Touchstone Variable Series Trust
      Touchstone Small Cap Value Fund                                 (   10 shares, cost $       100  )                   105
      Touchstone Emerging Growth Fund                                 (8,363 shares, cost $   123,124  )               147,770
      Touchstone International Equity Fund                            (9,315 shares, cost $   125,433  )               131,811
      Touchstone Income Opportunity Fund                              (15,953 shares, cost $  145,487  )               137,517
      Touchstone High Yield Fund                                      (   10 shares, cost $       100  )                    99
      Touchstone Value Plus Fund                                      (   51 shares, cost $       541  )                   575
      Touchstone Growth & Income Fund                                 (18,279 shares, cost $  194,192  )               213,680
      Touchstone Enhanced 30 Fund                                     (1,333 shares, cost $    13,153  )                13,539
      Touchstone Balanced Fund                                        (9,739 shares, cost $   138,234  )               145,496
      Touchstone Bond Fund                                            (9,273 shares, cost $    94,135  )                92,362
      Touchstone Standby Income Fund                                  (9,962 shares, cost $    99,657  )                99,318
------------------------------------------------------------------------------------------------------------------------------------
                    Total Invested Assets                                                                              997,073
Liabilities:
   Accounts payable                                                                                                        157
------------------------------------------------------------------------------------------------------------------------------------
                    Total liabilities                                                                                      157
                        Total net assets                                                                             $ 996,916
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Variable annuity contracts                                                                                        $ 994,608
   Retained in the variable account by Western-Southern Life Assurance Company                                           2,308
------------------------------------------------------------------------------------------------------------------------------------
                        Total net assets                                                                             $ 996,916
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  Western-Southern Life Assurance Company
  Separate Account 2



Statement of Operations and Changes in Net Assets

For the period from January 1, 1999 to June 30, 1999 (unaudited)

                                                                  AIM V.I.  Alger American                 MFS
                                                      AIM V.I.   Government     Small    Alger American VIT Emerging
                                                      Growth     Securities Capitalization  Growth        Growth
                                            Total  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
Income:
   Dividends and capital gains         $   10,574   $       --   $       --   $       --   $       --   $       --
   Miscellaneous income (loss)               (408)          --           --           --          355           --
Expenses:
   Mortality and expense risk, and
     administrative charge                  4,539           --           --           --            8           --
------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)             5,627           --           --           --          347           --
------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments         59,519            4           (1)           9          951            6
   Realized gain (loss) on investments    (12,529)          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments              46,990            4           (1)           9          951            6
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               52,617            4           (1)           9        1,298            6
------------------------------------------------------------------------------------------------------------------
Contract owners activity:
   Payments received from contract
     owners                                60,985          100          100          100       12,883          100
   Net transfers between
     sub-accounts                              --           --           --           --           --           --
   Withdrawals and surrenders            (610,556)          --           --           --           --           --
   Contract maintenance charge               (385)          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from contract activity            (549,956)         100          100          100       12,883          100
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets    (497,339)         104           99          109       14,181          106
Net assets, at beginning of period      1,494,255           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
Net assets, at end of period           $  996,916   $      104   $       99     $    109   $   14,181   $      106
------------------------------------------------------------------------------------------------------------------


                                         MFS          PIMCO      Touchstone   Touchstone   Touchstone   Touchstone
                                       VIT Growth  Long-Term U.S. Small Cap    Emerging   International   Income
                                      with Income Government Bond   Value       Growth       Equity    Opportunity
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
Income:
   Dividends and capital gains         $       --   $        1   $       --   $       --   $       --   $    2,645
   Miscellaneous income (loss)                 --           (1)          --       (1,519)         (56)         (69)
Expenses:
   Mortality and expense risk, and
     administrative charge                     --           --           --          533          554          594
------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                --           --           --       (2,052)        (610)       1,982
------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments              3           (1)           5       20,096       (2,356)      12,600
   Realized gain (loss) on investments         --           --           --       (1,762)       2,940      (14,042)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments                   3           (1)           5       18,334          584       (1,442)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    3           (1)           5       16,282          (26)         540
------------------------------------------------------------------------------------------------------------------
Contract owners activity:
   Payments received from contract
     owners                                   100          100          100       (1,829)       9,194      (15,104)
   Net transfers between
     sub-accounts                              --           --           --       (2,597)        (372)       4,087
   Withdrawals and surrenders                  --           --           --      (35,562)     (38,256)     (27,507)
   Contract maintenance charge                 --           --           --          (57)         (48)         (57)
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from contract activity                 100          100          100      (40,045)     (29,482)     (38,581)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         103           99          105      (23,763)     (29,508)     (38,041)
Net assets, at beginning of period             --           --           --      171,524      161,311      175,552
------------------------------------------------------------------------------------------------------------------
Net assets end of period               $      103   $       99   $      105   $  147,761   $  131,803   $  137,511



                                                                 Touchstone                                          Touchstone
                                       Touchstone   Touchstone    Growth &    Touchstone   Touchstone   Touchstone     Standby
                                       High Yield   Value Plus     Income    Enhanced 30    Balanced       Bond        Income
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
Income:
   Dividends and capital gains         $       --   $       --   $       --   $       --   $       --   $      817   $    7,111
   Miscellaneous income (loss)                 --           (1)         535          277          107           59          (95)
Expenses:
   Mortality and expense risk, and
     administrative charge                     --            1          830            7          625          384        1,003
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                --           (2)        (295)         270         (518)         492        6,013
-------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments             (1)          29       19,487          386       10,414       (1,773)        (339)
   Realized gain (loss) on investments         --           --        2,095           --         (373)        (551)        (836)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments                  (1)          29       21,582          386       10,041       (2,324)      (1,175)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   (1)          27       21,287          656        9,523       (1,832)       4,838
-------------------------------------------------------------------------------------------------------------------------------
Contract owners activity:
   Payments received from contract
     owners                                   100          446         (963)      12,883        6,371       (9,821)      46,125
   Net transfers between
     sub-accounts                              --           --          (73)          --          707        5,088       (6,840)
   Withdrawals and surrenders                  --           --      (44,358)          --      (42,565)     (10,353)    (411,955)
   Contract maintenance charge                 --           --         (128)          --          (68)         (23)          (4)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from contract activity                 100          446      (45,522)      12,883      (35,555)     (15,109)    (372,674)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets          99          473      (24,235)      13,539      (26,032)     (16,941)    (367,836)
Net assets, at beginning of period             --          102      237,910           --      171,518      109,301      467,037
-------------------------------------------------------------------------------------------------------------------------------
Net assets, at end of period           $       99   $      575   $  213,675   $   13,539   $  145,486   $   92,360   $   99,201
-------------------------------------------------------------------------------------------------------------------------------


For the period from January 1, 1998 to December 31, 1998

                                                    Touchstone   Touchstone   Touchstone
                                                     Emerging   International   Income     Touchstone
                                                      Growth       Equity     Opportunity  Value Plus
                                            Total  Sub-Account  Sub-Account  Sub-Account  Sub-Account
Income:
   Dividends and capital gains         $   90,346   $    5,973   $    5,347   $   63,278   $       --
   Miscellaneous income (loss)             (4,698)         188       (1,300)      (2,054)           5
Expenses:
   Mortality and expense risk,
     and administrative charge             13,748        1,845        1,312        5,436            5
-----------------------------------------------------------------------------------------------------
   Net investment income (loss)            71,900        4,316        2,735       55,788           --
-----------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments         29,707      (12,141)       6,483       23,279            5
   Realized gain (loss) on investments    (60,160)       5,778       19,119      (95,409)         230
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments             (30,453)      (6,363)      25,602      (72,130)         235
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               41,447       (2,047)      28,337      (16,342)         235
-----------------------------------------------------------------------------------------------------
Contract owners activity:
   Payments received from
     contract owners                    1,109,428       59,053       60,324      127,683          100
   Net transfers between
     sub-accounts                              --      103,499       13,119     (830,696)        (233)
   Withdrawals and surrenders          (1,739,080)    (247,322)     (89,500)    (131,066)          --
   Contract maintenance charge             (1,224)        (200)        (207)        (211)          --
-----------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       contract activity                 (630,876)     (84,970)     (16,264)    (834,290)        (133)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets    (589,429)     (87,017)      12,073     (850,632)         102
Net assets, at beginning of period      2,083,684      258,541      149,238    1,026,184           --
-----------------------------------------------------------------------------------------------------
Net assets, at end of period           $1,494,255   $  171,524   $  161.311   $  175,552   $      102
-----------------------------------------------------------------------------------------------------




                                       Touchstone                             Touchstone
                                        Growth &    Touchstone   Touchstone    Standby
                                         Income      Balanced       Bond        Income
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account
Income:
   Dividends and capital gains         $       --   $    9,305   $       --   $    6,443
   Miscellaneous income (loss)                (50)      (1,800)         (75)         388
Expenses:
   Mortality and expense risk, and
     administrative charge                  2,156        1,432          634          928
----------------------------------------------------------------------------------------
   Net investment income (loss)            (2,206)       6,073         (709)       5,903
----------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments         13,754       (8,062)       6,346           43
   Realized gain (loss) on investments         --       10,103           --           19
----------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments              13,754        2,041        6,346           62
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               11,548        8,114        5,637        5,965
----------------------------------------------------------------------------------------
Contract owners activity:
   Payments received from contract
     owners                                99,943       32,031       88,324      641,970
   Net transfers between
     sub-accounts                          90,949       24,334      (18,106)     617,134
   Withdrawals and surrenders            (232,204)     (61,060)     (52,836)    (925,092)
   Contract maintenance charge               (285)        (238)         (40)         (43)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from contract activity             (41,597)      (4,933)      17,342      333,969
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets     (30,049)       3,181       22,979      339,934
Net assets, at beginning of period        267,959      168,337       86,322      127,103
----------------------------------------------------------------------------------------
Net assets, at end of period           $  237,910   $  171,518   $  109,301   $  467,037
----------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


4 + 5 (spread)

  Western-Southern Life Assurance Company
  Separate Account 2


Supplementary Information

Touchstone Advisor Variable Annuity
(Selected data for an accumulation unit outstanding for each period)


                                                     AIM V.I.  Alger American                  MFS          MFS        PIMCO.
                                         AIM V.I    Government     Small    Alger AmericanVIT Emerging  VIT Growth Long-Term U.S.
                                         Growth     Securities Capitalization   Growth       Growth    with Income Government Bond
                                      Sub-Account* Sub-Account* Sub-Account* Sub-Account* Sub-Account* Sub-Account* Sub-Account*
-----------------------------------------------------------------------------------------------------------------------------------
                                        For the      For the      For the      For the      For the      For the      For the
                                      Period Ended Period Ended Period Ended Period Ended Period Ended Period Ended Period Ended
                                        June 30,     June 30,     June 30,     June 30,     June 30,     June 30,     June 30,
                                          1999         1999         1999         1999         1999         1999         1999


   Investment income                   $       --   $       --   $       --   $       --   $       --   $       --   $ 0.065825
   Expenses                              0.009450     0.009535     0.009705     0.009434     0.009615     0.009605     0.009528
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.009450)   (0.009535)   (0.009705)   (0.009434)   (0.009615)   (0.009605)    0.056297
   (0.039550)
Net realized and
   unrealized gain (loss) on investments 0.397975    (0.063530)    0.872536     0.539143     0.562064     0.301865    (0.142770)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.388525    (0.073065)    0.862831     0.529709     0.552449     0.292260    (0.086473)
    Beginning of period                 10.000000    10.000000    10.000000    10.000000    10.000000    10.000000    10.000000
------------------------------------------------------------------------------------------------------------------------------------
    End of period                      $10.388525   $ 9.926935   $10.862831   $10.529709   $10.552449   $10.292260   $ 9.913527
------------------------------------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.00%        0.00%        0.00%        0.11%        0.00%        0.00%        0.00%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  0.00%        0.00%        0.00%        4.89%        0.00%        0.00%        0.00%



                                       Touchstone
                                        Small Cap
                                         Value
                                      Sub-Account*                    Touchstone Emerging Growth Sub-Account
------------------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the      For the
                                      Period Ended Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,      June 30,  December 31, December 31, December 31, December 31,
                                          1999         1999         1998         1997         1996         1995


   Investment income                   $       --   $       --   $ 0.612142   $ 0.929048   $ 0.337947   $ 0.789879
   Expenses                              0.009650     0.070023     0.134380     0.118607     0.098968     0.073756
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.009650)   (0.070023)    0.477762     0.810441     0.238979     0.716123
Net realized and
   unrealized gain (loss) on investments 0.520187     2.675504    (0.055311)    3.411742     0.967583     1.024979
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.510537     2.605481     0.422451     4.222183     1.206562     1.741102
    Beginning of period                 10.000000    17.592298    17.169847    12.947664    11.741102    10.000000
------------------------------------------------------------------------------------------------------------------
    End of period                      $10.510537   $20.197779$   17.592298   $17.169847   $12.947664   $11.741102
------------------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.00%        0.33%        0.86%        0.61%        0.76%        0.64%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  0.00%       -1.29%        2.01%        8.58%        0.97%       12.73%



                                                  Touchstone International Equity Sub-Account
-----------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the
                                      Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,   December 31, December 31, December 31, December 31,
                                          1999         1998         1997         1996         1995


   Investment income                   $       --   $ 0.560971   $ 0.771640   $ 0.084052   $ 0.033748
   Expenses                              0.066147     0.128478     0.107978     0.095651     0.073298
-----------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.066147)    0.432493     0.663662    (0.011599)   (0.039550)
Net realized and
   unrealized gain (loss) on investments 0.229025     2.302091     1.063784     1.204897     1.322219
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.162878     2.734584     1.727446     1.193298     1.282669
    Beginning of period                 16.937997    14.203413    12.475967    11.282669    10.000000
-----------------------------------------------------------------------------------------------------
    End of period                      $17.100875   $16.937997   $14.203413   $12.475967   $11.282669
-----------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.38%        0.84%        0.78%        0.70%        0.67%
   Ratio of net investment
     income (loss) to
     average net assets (%)                 -0.42%        1.76%        7.22%        1.08%        0.17%




                                                                                                        Touchstone
                                                                                                        High Yield
                                                Touchstone Income Opportunity Sub-Account              Sub-Account*
---------------------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the      For the
                                      Period Ended  Year Ended   Year Ended   Year Ended  Period Ended Period Ended
                                        June 30,   December 31, December 31, December 31, December 31,   June 30,
                                          1999         1998         1997         1996         1995         1999

   Investment income                   $ 0.266185   $ 1.751570   $ 2.241559   $ 1.977619   $ 1.550039   $       --
   Expenses                              0.061075     0.134780     0.136658     0.113609     0.076165     0.009548
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.205110     1.616790     2.104901     1.864010     1.473874    (0.009548)
Net realized and
   unrealized gain (loss) on investments(0.119699)   (3.922423)   (0.318302)    1.449756     1.098992    (0.090693)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.085411    (2.305633)    1.786599     3.313766     2.572866    (0.100241)
   Beginning of period                  15.367598    17.673231    15.886632    12.572866    10.000000    10.000000
---------------------------------------------------------------------------------------------------------------------
   End of period                       $15.453009   $15.367598   $17.673231   $15.886632   $12.572866   $ 9.899759
---------------------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.38%        0.90%        0.24%        0.75%        0.66%        0.00%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  1.27%        9.28%        8.84%       12.25%       10.26%        0.00%





                                               Touchstone Value Plus
                                                   Sub-Account**                      Touchstone Growth & Income Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the      For the      For the
                                      Period Ended Period Ended Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,   December 31,   June 30,   December 31, December 31, December 31, December 31,
                                          1999         1998         1999          1998        1997         1996         1995

   Investment income                   $       --   $ 0.029387   $       --   $       --   $       --   $       --   $       --
   Expenses                              0.042078     0.050319     0.074285     0.141929     0.122934     0.108541     0.075378
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.042078)   (0.020932    (0.074285)   (0.141929)   (0.122934)   (0.108541)   (0.075378)
Net realized and
   unrealized gain (loss) on investments 1.125072     0.177735     2.144285     1.263248     2.827415     1.865939     2.609327
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           1.082994     0.156803     2.070000     1.121319     2.704481     1.757398     2.533949
   Beginning of period                  10.156803    10.000000    18.117147    16.995828    14.291347    12.533949    10.000000
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                       $11.239797   $10.156803   $20.187147   $18.117147   $16.995828   $14.291347   $12.533949
-----------------------------------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.34%        9.80%        0.37%        0.85%        0.84%        0.87%        0.62%
   Ratio of net investment
     income (loss) to
     average net assets (%)                 -0.63%        0.00%       -0.13%       (0.87)%      (0.41)%      (9.54)%      (0.55)%



                                       Touchstone
                                      Enhanced 30
                                      Sub-Account*          Touchstone Balanced Sub-Account
---------------------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the      For the
                                      Period Ended Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,     June 30,   December 31, December 31, December 31, December 31,
                                          1999         1999         1998         1997         1996         1995

   Investment income                   $       --   $       --   $ 0.918046   $ 1.317477   $ 0.569146   $ 1.125981
   Expenses                              0.009480     0.069846     0.134922     0.120752     0.101787     0.076118
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (0.009480)   (0.069846)    0.783124     1.196725     0.467359     1.049863
Net realized and
   unrealized gain (loss) on investments 0.293424     1.200550    (0.029731)    1.263315     1.436884     0.968160
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.283944     1.130704     0.753393     2.460040     1.904243     2.018023
   Beginning of period                  10.000000    17.135699    16.382306    13.922266    12.018023    10.000000
---------------------------------------------------------------------------------------------------------------------
   End of period                       $10.283944   $18.266403   $17.135699   $16.382306   $13.922266   $12.018023
---------------------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.10%        0.39%        0.84%        0.71%        0.78%        0.69%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  3.99%       -0.33%        3.58%       10.64%        5.34%       14.78%


* Calculation of the AIM V. I. Growth, AIM V. I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

** Calculation of the Value Plus Unit Values began May 1, 1998 when that sub-account commenced operations.



The accompanying notes are an integral part of the financial statements.



6 + 7 (spread)

  Western-Southern Life Assurance Company
  Separate Account 2


Supplementary Information - continued



(Selected data for an accumulation unit outstanding for each period)

                                                          Touchstone Bond Sub-Account
--------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the
                                      Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,   December 31, December 31, December 31, December 31,
                                          1999         1998         1997         1996         1995

   Investment income                   $ 0.116865   $       --   $  --        $       --   $       --
   Expenses                              0.051826     0.101441     0.094423     0.089697     0.071770
--------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.065039    (0.101441)   (0.094423)   (0.089697)   (0.071770)
Net realized and
   unrealized gain (loss) on investments(0.312357)    1.007083     0.910882     0.285772     1.381287
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                          (0.247318)    0.905642     0.816459     0.196075     1.309517
    Beginning of period                 13.227693    12.322051    11.505592    11.309517    10.000000
--------------------------------------------------------------------------------------------------------
    End of period                      $12.980375   $13.227693   $12.322051   $11.505592   $11.309517
--------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.38%        0.65%        0.71%        0.83%        0.69%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  0.49%       (0.72)%      (0.64)%      (2.09)%     (0.66)%





                                                   Touchstone Standby Income Sub-Account
--------------------------------------------------------------------------------------------------------
                                         For the      For the      For the      For the      For the
                                      Period Ended  Year Ended   Year Ended   Year Ended  Period Ended
                                        June 30,   December 31, December 31, December 31, December 31,
                                          1999         1998         1997         1996         1995

   Investment income                   $ 0.327211   $ 0.633473   $ 0.594041   $ 0.550219   $ 0.483304
   Expenses                              0.047349     0.092320     0.088130     0.084812     0.068599
--------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.279862     0.541153     0.505911     0.465407     0.414705
Net realized and
   unrealized gain (loss) on investments(0.047854)    0.011590    (0.010926)   (0.010339)   (0.049865)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value                           0.232008     0.552743     0.494985     0.455068     0.364840
    Beginning of period                 11.867636    11.314893    10.819908    10.364840    10.000000
--------------------------------------------------------------------------------------------------------
    End of period                      $12.099644   $11.867636   $11.314893   $10.819908   $10.364840
--------------------------------------------------------------------------------------------------------
Ratios
   Ratio of operating expense to
     average net assets (%)                  0.35%        0.31%        1.38%        0.50%        0.78%
   Ratio of net investment
     income (loss) to
     average net assets (%)                  2.12%        1.99%        7.95%        2.67%        4.35%



The accompanying notes are an integral part of the financial statements.


8 + 9 (spread)

  Western-Southern Life Assurance Company
  Separate Account 2



Notes to Financial Statements


1. Organization
Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. Significant Accounting Policies
The Account has eighteen investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the company. See the related prospectus for a more detailed understanding of the annuity contracts.

3. Contract Charges
Certain deductions for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

4. Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Western-Southern Life Assurance Company
  Separate Account 2


5. Taxes
The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. Purchases and Sales of Investments
The following table shows aggregate cost of shares of the Portfolios purchased and proceeds from shares of the Portfolios sold by the corresponding sub-accounts for the period January 1, 1999 to June 30, 1999.

                                                       Purchases                  Sales
AIM Variable Insurance Funds, Inc.
   AIM V.I. Growth Fund                                  $  100                      $ --
   AIM V.I. Government Securities Fund                      100                        --
The Alger American Fund
   Alger American Small Capitalization Portfolio            100                        --
   Alger American Growth Portfolio                       13,238                         8
MFS Variable Insurance Trust
   MFS VIT Emerging Growth Series                           100                        --
   MFS VIT Growth with Income Series                        100                        --
PIMCO Variable Insurance Trust
   PIMCO Long-Term U.S. Government
     Bond Portfolio                                         100                        --
Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund                          100                        --
   Touchstone Emerging Growth Fund                       34,675                    76,769
   Touchstone International Equity Fund                  13,458                    43,546
   Touchstone Income Opportunity Fund                    12,806                    49,402
   Touchstone High Yield Fund                               100                        --
   Touchstone Value Plus Fund                               446                         1
   Touchstone Growth & Income Fund                      273,368                   319,181
   Touchstone Enhanced 30 Fund                           13,160                         7
   Touchstone Balanced Fund                              11,074                    47,143
   Touchstone Bond Fund                                 143,110                   157,725
   Touchstone Standby Income Fund                        56,252                   422,812



7. Unit Values
The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1999 to June 30, 1999.







                                                        Transfers
                                                         Between
                         Beginning   Units     Units      Sub-     Ending     Unit     Ending
                           Units   Purchased Redeemed   Accounts    Units     Value     Value
AIM V.I. Growth
  Sub-Account*              --        10        --         --        10     10.388525   $  104
AIM V.I. Government
  Securities
  Sub-Account*              --        10        --         --        10      9.926935       99
Alger American Small
  Capitalization
  Sub-Account*              --        10        --         --        10     10.862831      109
Alger American Growth
  Sub-Account*              --       1,347      --         --       1,347   10.529709   14,181


  Western-Southern Life Assurance Company
  Separate Account 2


Notes to Financial Statements continued



                                                        Transfers
                                                         Between
                         Beginning   Units     Units      Sub-     Ending     Unit     Ending
                           Units   Purchased Redeemed   Accounts    Units     Value     Value

MFS VIT Emerging
  Growth Sub-Account*       --        10        --         --        10     10.552449      106
MFS VIT Growth with
  Income Sub-Account*       --        10        --         --        10     10.292260      103
PIMCO Long-Term U.S.
  Government Bond
  Sub-Account*              --        10        --         --        10     9.913527        99
Touchstone Small Cap
  Value Sub-Account*        --        10        --         --        10     10.510537      105
Touchstone Emerging
  Growth Sub-Account       9,749     (184)    (2,105)     (144)     7,316   20.197779  147,761
Touchstone International
  Equity Sub-Account       9,524      543     (2,339)     (21)      7,707   17.100875  131,803
Touchstone Income
  Opportunity
  Sub-Account             11,424     (998)    (1,794)      267      8,899   15.453009  137,511
Touchstone High Yield
  Sub-Account*              --        10        --         --        10     9.899759        99
Touchstone Value Plus
  Sub-Account               10        41        --         --        51     11.239797      575
Touchstone Growth &
  Income Sub-Account      13,132     (115)    (2,428)      (4)     10,585   20.187147  213,675
Touchstone Enhanced 30
  Sub-Account*              --       1,316      --         --       1,316   10.283944   13,539
Touchstone Balanced
  Sub-Account             10,009      358     (2,442)      39       7,964   18.266403  145,486
Touchstone Bond
  Sub-Account              8,263     (739)     (797)       388      7,115   12.980375   92,360
Touchstone Standby
  Income Sub-Account      39,354     3,864   (34,449)     (570)     8,199   12.099644   99,201
--------------------------------------------------------------------------------------------------------
                                                                                      $996,916
--------------------------------------------------------------------------------------------------------

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.




--------------------------------------------------------------------------------
Supplementary Information: Change in Accountants
For 1998 and for previous years, PricewaterhouseCoopers LLP and its predecessor ("PWC") served as independent public accountant for the Western-Southern Life Assurance Company Separate Accounts. Subsequent to PWC's completion of the 1998 fiscal year audit the Board of Directors of the Western-Southern Life Assurance Company and its Separate Accounts elected to terminate the engagement with PWC and selected Ernst & Young LLP as independent public accountant for the Western-Southern Life Assurance Company Separate Accounts. The Board's selection of Ernst & Young LLP did not result from any dispute between the Western-Southern Life Assurance Company Separate Accounts and PWC, and PWC's reports for the last two years did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There was no disagreement between PWC and the Western-Southern Life Assurance Company Separate Accounts on any matter of accounting principals, practices, financial statement disclosure or auditing scope of procedure.


12